Summary of Variable Annuity Contracts with Guarantees (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Guaranteed death benefits
Net Amount at Risk by Product and Guarantee [Line Items]
Separate account value in the event of death	$ 427.4		$ 432.0
Net amount at risk in the event of death	12.2	[1]	27.8	[1]
Average attained age of contractholders	65 years		64 years
Liability for guarantees related to income benefits
Net Amount at Risk by Product and Guarantee [Line Items]
Separate account value at annuitization	29.9		30.5
Net amount at risk at annuitization	2.0	[2]	4.5	[2]
Weighted average waiting period until annuitization or guarantee date	0 years		1 year
Withdrawal benefit
Net Amount at Risk by Product and Guarantee [Line Items]
Separate account value	28.6		29.1
Net amount at risk	0.2	[3]	0.5	[3]
Guaranteed accumulation benefits
Net Amount at Risk by Product and Guarantee [Line Items]
Separate account value	135.8		148.0
Net amount at risk	$ 1.7	[4]	$ 5.1	[4]
Weighted average waiting period until annuitization or guarantee date	4 years		5 years

[1]	Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance as of the balance sheet date.
[2]	Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.
[3]	Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance as of the balance sheet date.
[4]	Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.